25. Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses By Nature Details
Raw materials and materials for use and consumption	R$ 71,521,652	R$ 69,173,511	R$ 67,763,793
Personnel expenses	2,231,556	2,042,985	1,950,776
Freight and storage	1,117,467	1,077,552	1,134,388
Depreciation and amortization	1,175,951	1,103,538	1,002,647
Advertising and marketing	192,441	200,011	177,336
Services provided by third parties	351,227	318,746	255,750
Lease of real estate and equipment	196,970	164,740	143,677
Other expenses	410,356	359,000	343,237
Total expenses by nature	77,197,620	74,440,083	72,771,604
Cost of products and services sold	72,735,781	70,342,723	68,933,702
Selling and marketing	2,885,311	2,651,501	2,516,561
General and administrative	1,576,528	1,445,859	1,321,341
Expenses by nature	R$ 77,197,620	R$ 74,440,083	R$ 72,771,604